[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

May 19, 2017	91322.00019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions — Momentum Strategy 2017

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions — Momentum Strategy 2017 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a single portfolio of securities selected by the Depositor consisting of shares of common stocks of domestic and foreign issuers. The structure and operation of the Trust will be substantially similar to the underlying portfolio comprising the Morgan Stanley Global Investment Solutions — Global Best Business Models, Series 1, which was sponsored by the Depositor and was filed and declared effective on January 31, 2017 (Registration No. 333-215201).

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in late June of 2017.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:                                Scott Richardson

Michael Weiner